Subsequent events (Tables)	12 Months Ended
Dec. 31, 2022
Subsequent Events
Schedule of acquisition of Aventura and Santa Rosa & Mundo Novo Wind Complexes

Santa Rosa & Mundo Novo Wind Complex	Aventura Wind Complex
SRMN Holding S.A.	Aventura Holding S.A.
Central Eólica SRMN I S.A.	Central Eólica Aventura II S.A.
Central Eólica SRMN II S.A.	Central Eólica Aventura III S.A.
Central Eólica SRMN III S.A.	Central Eólica Aventura IV S.A.
Central Eólica SRMN IV S.A.	Central Eólica Aventura V S.A.
Central Eólica SRMN V S.A.

Aventura Wind Complex

Aventura Wind Complex		Fair value	Fair value at the
	Book value	adjustment	acquisition date
Assets identified	518,158	255,675	773,833
Cash and cash equivalents	51,789	-	51,789
Trade accounts receivable	7,150	-	7,150
Recoverable taxes	3,823	-	3,823
Other receivables	2,917	-	2,917
Property, plant and equipment	452,475	-	452,475
Intangible assets	4	255,675	255,679
Liabilities assumed	330,102	93,002	423,104
Suppliers	6,950	-	6,950
Loans and financing	317,928	-	317,928
Tax obligations	2,879	-	2,879
Other accounts payable	2,345	-	2,345
Contingent Liabilities	-	9,891	9,891
Deferred income tax and social contribution	-	83,111	83,111
Net assets acquired	188,056	162,673	350,729

Santa Rosa & Mundo Novo Wind Complex

Santa Rosa & Mundo Novo Wind Complex		Fair value	Fair value at the
	Book value	adjustment	acquisition date
Assets identified	840,938	366,360	1,207,298
Cash and cash equivalents	67,440	-	67,440
Trade accounts receivable	23,961	-	23,961
Recoverable taxes	5,747	-	5,747
Other receivables	9,157	-	9,157
Property, plant and equipment	734,633	-	734,633
Intangible assets	-	366,360	366,360
Liabilities assumed	625,811	131,100	756,911
Suppliers	56,611	-	56,611
Loans and financing	557,810	-	557,810
Tax obligations	7,579	-	7,579
Other accounts payable	3,811	-	3,811
Contingent Liabilities	-	10,155	10,155
Deferred income tax and social contribution	-	120,945	120,945
Net assets acquired	215,127	235,260	450,387

Contingent liabilities mainly refer to tax risks for which management believes that providing information regarding the timing of any cash outflows is impracticable, in view of the unpredictability and dynamics of the Brazilian legal, tax and regulatory systems. A final outcome depends on the conclusions of legal proceedings.

The table below shows the consideration transferred for assets acquired and technical goodwill calculated as a result of the recognized deferred tax liability in the business combination:

Total of net assets acquired	403,183	397,933	801,116
Goodwill			204,057
Consideration amount			1,005,173